Basic and Diluted Earnings (Loss) Per Share - Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Numerator for basic and diluted earnings (loss) per share:
Income (Loss) from continuing operations	$ (6,475,890)	$ (5,116,577)	$ 517,804
Income from continuing operations attributable to non-controlling interests	55,012	108,044	107,958
Income (Loss) from continuing operations attributable to shareholders of Global-Tech Advanced Innovations Inc.	(6,420,878)	(5,008,533)	625,762
Loss from discontinued operations		(5,547,024)	(2,589,063)
Net loss attributable to common stockholders	$ (6,420,878)	$ (10,555,557)	$ (1,963,301)
Denominator for basic and diluted earnings (loss) per share:
Weighted average number of shares of common stock	3,044,227	3,041,625	3,040,310
Basic and diluted earnings (loss) per share:
Earnings (Loss) from continuing operations	$ (2.11)	$ (1.65)	$ 0.21
Loss from discontinued operations		(1.82)	(0.86)
Loss attributable to common stockholder	$ (2.11)	$ (3.47)	$ (0.65)